Summary of significant accounting policies (Tables)	9 Months Ended
Oct. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical
		liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)

Warrant and convertible note derivative liability at October 31, 2014	$332,847	-	-	$332,847

Warrant and convertible note derivative liability at January 31, 2014	$46,985	-	-	$46,985